SUBMISSION TYPE				13F-HR
                             Form 13F Holdings Report
PERIOD					03/31/08
FILER
	CIK		0001093694


DOCUMENT-COUNT		1
SUBMISSION-CONTACT
	NAME				JOYCE MICHELS
	PHONE				404-239-0111
        NOTIFY-INTERNET	jmichels@eicatlanta.com


UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Report for the Calendar Year or Quarter Ended: MARCH 31, 2008

Check here if Amendment [  ]; Amendment Number
This Amendment (check only one.):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:      Equity Investment Corporation
Address:   3007 Piedmont Road, NE
           Suite 200
           Atlanta, GA  30305

13F File Number:		028-10606

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Joyce Michels
Title:		Operations and Compliance Manager
Phone:		404-239-0111
Signature, Place, and Date of Signing:
Joyce Michels, Atlanta, GA, 04/18/08

Report Type (Check only one):
[x]  13F HOLDINGS REPORT
[  ] 13F NOTICE
[  ] 13F COMBINATION REPORT


List of Other Managers Reporting for this Manager:
None

Report Summary:

Number of Other Included Managers:       0
Form 13F Information Table Entry Total:	44
Form 13F Information Table Value Total:	$377,917 (in thousands)

List of Other Included Managers:
NONE

                                                      Form 13F Information Table
                        Title of            Value     shares/sh/ put/ InvstmeOther Voting Authority
Name of Issuer          Class  Cusip        (x$1000)  Prn amtprn call dscretnMgrs  Sole    SharedNone

AFLAC INC COM           COM    001055102         11320 174291SH       sole           172131        2160
ANHEUSER BUSCH COS INC  COM    035229103         16127 339878SH       sole           336093        3785
ANNALY CAP MGMT INC COM COM    035710409          8081 527494SH       sole           521234        6260
ASSOCIATED BANC CORP COMCOM    045487105           219   8230SH       sole             8230           0
BP PLC SPONSORED ADR    COM    055622104         11059 182334SH       sole           180279        2055
CADBURY SCHWEPPES PLC ADCOM    127209302          8243 186400SH       sole           183895        2505
CHEVRON CORP NEW COM    COM    166764100          7995  93667SH       sole            92547        1120
CHUBB CORP              COM    171232101          9024 182383SH       sole           180203        2180
CIMAREX ENERGY CO COM   COM    171798101         18419 336484SH       sole           332224        4260
CITIGROUP GLOBAL MKTS HLCOM    173079658           238  22000SH       sole            22000           0
COMERICA INC COM        COM    200340107          7136 203415SH       sole           201070        2345
CONOCOPHILLIPS COM      COM    20825C104          1738  22808SH       sole            22628         180
CURRENCYSHS JAPANESE YENCOM    23130A102           618   6165SH       sole             6165           0
DELL INC COM            COM    24702R101          6856 344164SH       sole           340644        3520
DUKE REALTY CORP COM NEWCOM    264411505          6390 280150SH       sole           276795        3355
EBAY INC COM            COM    278642103         11233 376444SH       sole           372359        4085
ENERGY EAST CORP COM    COM    29266M109           248  10295SH       sole            10295           0
EXXON MOBIL CORP COM    COM    30231G102          2978  35207SH       sole            35207           0
GANNETT INC DEL         COM    364730101         12124 417341SH       sole           412531        4810
GENERAL ELEC CO         COM    369604103         12820 346392SH       sole           342602        3790
GENERAL MLS INC COM     COM    370334104           232   3870SH       sole             3870           0
HERSHEY FOODS CORP      COM    427866108         17949 476490SH       sole           470705        5785
IMS HEALTH INC COM      COM    449934108         13841 658803SH       sole           650993        7810
KIMBERLY CLARK CORP COM COM    494368103         13089 202779SH       sole           200574        2205
LEE ENTERPRISES INC COM COM    523768109          9605 959513SH       sole           948903       10610
LILLY, ELI AND COMPANY  COM    532457108          7780 150807SH       sole           149377        1430
MEDTRONIC INC COM       COM    585055106         12579 260065SH       sole           257210        2855
MICROSOFT               COM    594918104         15826 557647SH       sole           551707        5940
NABORS INDUSTRIES LTD SHCOM    G6359F103         14614 432739SH       sole           427549        5190
NEWMONT MNG CORP        COM    651639106          7419 163765SH       sole           161880        1885
NORTHROP GRUMMAN CORP COCOM    666807102         13327 171280SH       sole           169050        2230
NTT DOCOMO INC SPONS ADRCOM    62942M201         10508 689048SH       sole           681813        7235
OFFICE DEPOT INC COM    COM    676220106         116591055070SH       sole          1042425       12645
QUEST DIAGNOSTICS INC COCOM    74834L100         11892 262680SH       sole           259535        3145
SLM CORP COM            COM    78442P106         12867 838248SH       sole           828613        9635
STREETTRACKS GOLD TR GOLCOM    863307104           418   4625SH       sole             4625           0
SYMANTEC CORP COM       COM    871503108          8111 488002SH       sole           482057        5945
TIMBERLAND CO CL A      COM    887100105           907  66080SH       sole            65015        1065
TORCHMARK CORP COM      COM    891027104          8290 137914SH       sole           136184        1730
TRAVELERS COMPANIES INC COM    89417E109         10957 228981SH       sole           226201        2780
UNILEVER NV N Y SHS NEW COM    904784709           978  29000SH       sole            28890         110
US BANCORP DEL COM NEW  COM    902973304          8807 272147SH       sole           269097        3050
WAL MART STORES INC     COM    931142103         13112 248896SH       sole           246196        2700
WYETH COM               COM    983024100           284   6800SH       sole             6800           0
                                              377,917